Average Annual Total Returns{- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-07 - Fidelity® Focused Stock Fund	Fidelity Focused Stock Fund-Default Return Before Taxes Past 1 year	Fidelity Focused Stock Fund-Default Return Before Taxes Past 5 years	Fidelity Focused Stock Fund-Default Return Before Taxes Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.28%	20.10%	15.68%	29.97%	18.05%	13.91%	21.98%	15.91%	12.62%	18.40%	15.22%	13.88%